Inventories - Components of Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 149.9	$ 224.4
Work-in-process	17.9	25.2
Raw materials and supplies	60.4	69.9
Provision for obsolete finished goods and raw materials	(9.9)	(14.4)
Total inventories	$ 218.3	$ 305.1